Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Emerging Markets Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 9.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
China 0.1%
Country Garden Holdings Co., Ltd.(a)
07/12/2026	2.700%	4,800,000	308,698
Colombia 0.9%
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	535,000	510,254
Millicom International Cellular SA(a)
01/15/2028	5.125%	1,800,000	1,521,317
03/25/2029	6.250%	1,080,000	919,219
03/25/2029	6.250%	810,000	689,414
Total			3,640,204
Guatemala 0.3%
Energuate Trust(a)
05/03/2027	5.875%	650,000	595,363
05/03/2027	5.875%	432,000	395,687
Total			991,050
Hong Kong 0.5%
Xiaomi Best Time International Ltd.(a)
07/14/2031	2.875%	2,800,000	2,077,947
India 0.4%
Adani Electricity Mumbai Ltd.(a)
02/12/2030	3.949%	1,900,000	1,397,732
Isle of Man 0.1%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	735,000	591,524
Jersey 1.3%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	2,600,000	2,018,132
09/30/2040	2.940%	3,989,370	3,072,334
Total			5,090,466
Jordan 0.3%
Jordan Government International Bond(a)
01/13/2029	7.500%	1,030,000	1,006,831
Netherlands 0.8%
Braskem Netherlands Finance BV(a)
01/12/2031	8.500%	640,000	633,614
01/31/2050	5.875%	2,800,000	1,999,846
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	430,000	389,756
Total			3,023,216
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru 0.1%
Hunt Oil Co of Peru LLC Sucursal Del Peru(a)
09/18/2033	8.550%	267,000	269,666
Russian Federation 0.3%
Phosagro OAO Via Phosagro Bond Funding DAC(a)
09/16/2028	2.600%	2,128,000	1,370,661
Saudi Arabia 0.4%
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	1,500,000	1,470,844
United Kingdom 0.6%
Tullow Oil PLC(a)
03/01/2025	7.000%	2,900,000	2,232,753
United States 0.5%
Sasol Financing USA LLC
03/18/2031	5.500%	2,500,000	1,951,485
Virgin Islands 2.7%
JGSH Philippines Ltd.(a)
07/09/2030	4.125%	8,211,000	7,359,088
Studio City Finance Ltd.(a)
01/15/2029	5.000%	3,880,000	2,921,052
Total			10,280,140
Total Corporate Bonds & Notes (Cost $41,492,014)			35,703,217

Foreign Government Obligations(b),(c) 73.0%

Angola 1.5%
Angolan Government International Bond(a)
11/26/2029	8.000%	5,200,000	4,277,129
05/08/2048	9.375%	1,900,000	1,400,599
Total			5,677,728
Argentina 1.8%
Argentine Republic Government International Bond(d)
07/09/2035	3.625%	26,500,000	6,552,358
07/09/2046	3.625%	720,000	181,724
Total			6,734,082
Azerbaijan 0.6%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%	2,900,000	2,353,323
2	Columbia Variable Portfolio – Emerging Markets Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2023 (Unaudited)
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bahrain 1.7%
Bahrain Government International Bond(a)
05/18/2034	5.625%	3,480,000	2,974,312
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%	3,867,000	3,393,993
Total			6,368,305
Brazil 1.2%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	150,000	145,766
Brazilian Government International Bond
06/12/2030	3.875%	3,002,000	2,617,712
01/07/2041	5.625%	446,000	372,476
01/27/2045	5.000%	1,900,000	1,408,524
Total			4,544,478
Chile 1.5%
Chile Government International Bond
01/25/2050	3.500%	1,750,000	1,167,489
Corp. Nacional del Cobre de Chile(a)
01/08/2034	5.950%	3,948,000	3,822,572
Empresa Nacional del Petroleo(a)
05/10/2033	6.150%	881,000	844,064
Total			5,834,125
Colombia 3.8%
Colombia Government International Bond
01/30/2030	3.000%	9,800,000	7,512,764
04/15/2031	3.125%	6,640,000	4,912,770
04/22/2032	3.250%	2,800,000	2,009,961
Total			14,435,495
Croatia 0.2%
Croatia Government International Bond(a)
01/26/2024	6.000%	861,000	859,593
Dominican Republic 3.7%
Dominican Republic International Bond(a)
01/25/2027	5.950%	4,035,000	3,912,587
01/30/2030	4.500%	4,845,000	4,107,185
09/23/2032	4.875%	4,653,000	3,781,769
01/27/2045	6.850%	271,000	230,882
06/05/2049	6.400%	2,500,000	1,980,173
Total			14,012,596
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecuador 1.0%
Ecuador Government International Bond(a),(d)
07/31/2030	6.000%		4,400,000	2,253,839
07/31/2035	3.500%		1,708,842	633,946
07/31/2040	2.500%		2,342,250	773,406
Total				3,661,191
Egypt 2.5%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	2,200,000	1,297,315
04/11/2031	6.375%	EUR	3,300,000	1,950,430
05/29/2032	7.625%		4,000,000	2,296,895
09/30/2033	7.300%		5,000,000	2,773,787
02/21/2048	7.903%		2,100,000	1,068,656
Total				9,387,083
Guatemala 0.3%
Guatemala Government Bond(a)
10/07/2033	3.700%		909,000	699,000
06/01/2050	6.125%		489,000	421,315
Total				1,120,315
Hungary 1.2%
Hungary Government International Bond(a)
09/22/2031	2.125%		2,780,000	2,046,437
09/21/2051	3.125%		3,163,000	1,748,992
09/25/2052	6.750%		659,000	624,004
Total				4,419,433
India 1.2%
Export-Import Bank of India(a)
01/15/2030	3.250%		5,600,000	4,766,262
Indonesia 5.7%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		6,200,000	5,024,679
Indonesia Government International Bond
09/18/2029	3.400%		1,900,000	1,693,564
10/30/2049	3.700%		6,200,000	4,341,360
03/31/2052	4.300%		751,000	581,267
Indonesia Government International Bond(a)
01/15/2045	5.125%		3,000,000	2,716,367
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	67,700,000,000	4,263,671
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,455,000	1,369,390
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
06/30/2050	4.000%		700,000	451,806

Columbia Variable Portfolio – Emerging Markets Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2023 (Unaudited)
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		2,100,000	1,554,700
Total				21,996,804
Ivory Coast 1.5%
Ivory Coast Government International Bond(a)
07/23/2024	5.375%		300,000	292,515
10/17/2031	5.875%	EUR	5,300,000	4,623,888
06/15/2033	6.125%		800,000	663,893
Total				5,580,296
Kazakhstan 2.5%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		5,550,000	5,194,296
04/24/2030	5.375%		3,600,000	3,273,229
04/19/2047	5.750%		1,573,000	1,223,783
Total				9,691,308
Malaysia 0.5%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		2,055,000	1,816,565
Mexico 8.0%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		6,000,000	4,544,994
Mexican Bonos
05/31/2029	8.500%	MXN	15,000,000	808,294
Mexico Government International Bond
04/16/2030	3.250%		6,950,000	5,916,735
01/15/2047	4.350%		2,300,000	1,623,916
02/10/2048	4.600%		2,800,000	2,038,726
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	600,000	32,492
02/07/2033	10.000%		1,281,000	1,139,124
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	226,201
01/28/2031	5.950%		6,908,000	4,939,116
02/16/2032	6.700%		5,600,000	4,155,664
01/23/2045	6.375%		6,900,000	3,992,613
01/23/2050	7.690%		2,029,000	1,301,996
Total				30,719,871
Mongolia 0.4%
Mongolia Government International Bond(a)
01/19/2028	8.650%		488,000	486,234
07/07/2031	4.450%		1,500,000	1,159,649
Total				1,645,883
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nigeria 1.1%
Nigeria Government International Bond(a)
09/28/2028	6.125%	1,600,000	1,271,373
09/28/2033	7.375%	2,300,000	1,700,401
11/28/2047	7.625%	1,900,000	1,261,233
Total			4,233,007
Oman 1.2%
Oman Government International Bond(a)
01/25/2031	6.250%	1,846,000	1,819,249
01/17/2048	6.750%	3,200,000	2,938,975
Total			4,758,224
Pakistan 0.4%
Pakistan Government International Bond(a)
09/30/2025	8.250%	529,000	325,334
12/05/2027	6.875%	1,400,000	708,046
04/08/2031	7.375%	1,395,000	652,542
Total			1,685,922
Panama 2.7%
Panama Government International Bond
03/16/2025	3.750%	950,000	916,677
09/29/2032	2.252%	2,800,000	2,026,102
01/19/2033	3.298%	2,978,000	2,327,949
02/14/2035	6.400%	1,428,000	1,381,293
01/19/2063	4.500%	2,435,000	1,578,835
Panama Government International Bond(e)
01/31/2036	6.875%	1,927,000	1,929,598
Total			10,160,454
Paraguay 1.7%
Paraguay Government International Bond(a)
06/28/2033	3.849%	2,000,000	1,638,561
08/11/2044	6.100%	5,068,000	4,444,044
03/30/2050	5.400%	675,000	531,751
Total			6,614,356
Peru 1.9%
Peruvian Government International Bond
01/15/2034	3.000%	3,634,000	2,795,836
11/18/2050	5.625%	4,717,000	4,356,284
Total			7,152,120
Philippines 1.0%
Philippine Government International Bond
07/06/2046	3.200%	5,900,000	3,882,071
Qatar 4.7%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,367,000	1,136,169

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2023 (Unaudited)
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar Government International Bond(a)
04/23/2028	4.500%	200,000	196,357
03/14/2029	4.000%	7,350,000	6,991,769
04/23/2048	5.103%	2,000,000	1,808,462
03/14/2049	4.817%	3,490,000	3,030,431
04/16/2050	4.400%	2,357,000	1,918,592
Qatar Petroleum(a)
07/12/2031	2.250%	3,738,000	2,992,126
Total			18,073,906
Romania 1.3%
Romanian Government International Bond(a)
02/27/2027	3.000%	3,116,000	2,829,996
02/14/2051	4.000%	3,500,000	2,220,784
Total			5,050,780
Russian Federation 0.4%
Gazprom PJSC via Gaz Finance PLC(a),(f)
02/25/2030	3.250%	2,254,000	1,398,337
Saudi Arabia 4.8%
Gaci First Investment Co.(a)
02/14/2053	5.125%	6,600,000	5,348,848
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,000,000	880,668
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%	2,280,000	1,829,959
Saudi Government International Bond(a)
07/18/2033	4.875%	1,830,000	1,739,254
01/21/2055	3.750%	5,400,000	3,578,867
01/21/2055	3.750%	3,558,000	2,358,075
02/02/2061	3.450%	4,500,000	2,751,918
Total			18,487,589
Serbia 0.3%
Serbia International Bond(a)
12/01/2030	2.125%	1,582,000	1,160,400
South Africa 1.6%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	3,100,000	3,022,640
Republic of South Africa Government International Bond
09/30/2049	5.750%	2,900,000	1,919,057
04/20/2052	7.300%	1,400,000	1,106,244
Total			6,047,941
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 4.1%
Turkey Government International Bond
04/14/2026	4.250%	3,300,000	3,019,324
02/17/2028	5.125%	8,000,000	7,123,320
03/14/2029	9.375%	1,600,000	1,637,828
04/26/2029	7.625%	3,800,000	3,637,899
05/11/2047	5.750%	500,000	337,260
Total			15,755,631
Ukraine 1.1%
Ukraine Government International Bond(a)
09/01/2028	7.750%	9,400,000	2,717,396
05/21/2031	6.876%	5,109,000	1,343,416
Total			4,060,812
United Arab Emirates 3.6%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	1,600,000	1,395,940
09/30/2049	3.125%	3,000,000	1,949,546
04/16/2050	3.875%	490,000	367,207
Abu Dhabi Ports Co. PJSC(a)
05/06/2031	2.500%	2,500,000	2,032,874
DP World PLC(a)
07/02/2037	6.850%	5,900,000	6,090,490
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%	1,808,000	1,803,961
MDGH GMTN RSC Ltd.(a)
05/22/2053	5.084%	279,000	246,890
Total			13,886,908
Venezuela 0.3%
Petroleos de Venezuela SA(a),(g)
05/16/2024	0.000%	12,559,928	721,628
Venezuela Government International Bond(a),(g)
10/13/2024	0.000%	4,300,000	432,773
Total			1,154,401
Total Foreign Government Obligations (Cost $359,325,742)			279,187,595

Columbia Variable Portfolio – Emerging Markets Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2023 (Unaudited)
Money Market Funds 16.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(h),(i)	63,150,817	63,131,872
Total Money Market Funds (Cost $63,125,267)		63,131,872
Total Investments in Securities (Cost $463,943,023)		378,022,684
Other Assets & Liabilities, Net		4,693,389
Net Assets		$382,716,073
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,090,623 EUR	8,661,416 USD	Citi	10/27/2023	98,868	—
20,742,607 MXN	1,206,153 USD	Goldman Sachs International	10/27/2023	20,903	—
Total				119,771	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $209,753,325, which represents 54.81% of total net assets.
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2023.
(e)	Represents a security purchased on a when-issued basis.
(f)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g)	Represents a security in default.
(h)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	57,375,369	109,424,812	(103,663,350)	(4,959)	63,131,872	8,748	1,791,664	63,150,817
Currency Legend
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Third Quarter Report 2023

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3QT7006_12_B01_(11/23)